RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

Beginning January 1, 2005, the Company entered into export agent agreements with Shanghai Lechen International Trade Co., Ltd. (“Shanghai Lechen”) for exporting advanced intermediates and APIs. Shanghai Lechen is owned by the parents of Dr. Ning Zhao, Lead Advisor of Analytical Services, Corporate Head of Human Resources, a director of the Company and the wife of Chairman and CEO Dr. Ge Li. Agency service fees paid to Shanghai Lechen by the Company for the years ended December 31, 2012, 2013 and 2014 were $0.1 million, $0.1 million and $0.1 million, respectively.

The Company records revenue for the R&D services provided to WuXiMedImmune. WuXiPRA charges fees for the clinical research services provided to the Company. R&D revenue earned from WuXi MedImmune were $4.2 million and $1.3 million for the years ended December 31, 2013 and 2014, respectively. Clinical research fees incurred with WuXiPRA were $0.04 million and $0.3 million for the years ended December 31, 2013 and 2014, respectively.

In 2014, the Company and WuXiPRA entered into loan agreements in the amount of $2.2 million. The amount due is unsecured.

As of December 31, 2013 and 2014, balances with related parties were as follows:

	December 31,
	2013	2014
Due from related parties:
WuXi MedImmune	$123	$119
WuXiPRA	1,045	2,559
PRA HK	—	290
Adagene	—	250
TenNor	—	643
Hua Medicine	—	424
Phagelux	—	91
Shanghai Lechen	—	21

Total	$1,168	$4,397

Due to related parties:
Hua Medicine	—	103
WuXiPRA	218	131
WuXi MedImmune	—	19
Shanghai Lechen	—	22

Total	$218	$275